OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2019	2018 *

Other non-current assets
Customer acquisition costs (see Note 3)	101	83
Tax advances (non-income tax)	30	32
Other non-financial assets	32	20
Total other non-current assets	163	135

Other current assets
Advances to suppliers	111	151
Input value added tax	158	149
Prepaid taxes	45	39
Other assets	40	28
Total other current assets	354	367

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.
Other liabilities consisted of the following items as of December 31:

	2019	2018 *

Other non-current liabilities
Long-term deferred revenue (see Note 3)	18	10
Other liabilities	15	43
Total other non-current liabilities	33	53

Other current liabilities
Taxes payable (non-income taxes)	411	352
Short-term deferred revenue (see Note 3)	161	151
Customer advances (see Note 3)	64	200
Other payments to authorities	97	86
Due to employees	197	198
Other liabilities	82	79
Total other current liabilities	1,012	1,066

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.